Supplement dated May 1, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2013
Effective immediately, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	08/01/1988
returns before taxes		6.56%	1.83%	7.31%
returns after taxes on distributions		5.83%	0.81%	6.29%
returns after taxes on distributions and sale of Fund shares		5.00%	1.05%	5.86%
Class B returns before taxes	03/20/1995	7.32%	1.92%	7.14%
Class C returns before taxes	06/26/2000	11.29%	2.26%	7.14%
Class I returns before taxes	03/04/2004	13.65%	3.47%	8.35%
Class K returns before taxes	03/20/1995	13.33%	3.24%	8.17%
Class R returns before taxes	08/01/2008	12.84%	2.76%	7.66%
Class R4 returns before taxes	11/08/2012	13.13%	3.05%	7.95%
Class R5 returns before taxes	08/01/2008	13.60%	3.41%	8.14%
Class W returns before taxes	12/01/2006	13.19%	3.01%	7.93%
Class Y returns before taxes	11/08/2012	13.15%	3.05%	7.95%
Class Z returns before taxes	09/27/2010	13.34%	3.15%	8.01%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		9.48%	3.47%	7.03%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		17.51%	0.59%	7.38%